OPPENHEIMER WORLD BOND FUND
                  Supplement dated May 15, 1998 to the
                    Prospectus dated April 24, 1998

The  Prospectus  dated  April 24, 1998 is changed as follows  effective  June 1,
1998:

1. Footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 4 is modified to read as follows:

      (1) If you invest $1 million or more ($500,000 or more for purchases "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 39) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The first and second sentences of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 34 is modified to read as follows:

      If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in Class A Contingent Deferred Sales Charge" on page
      39). If you purchase Class A shares as part of an investment of at least $1 million (up to $500,000 for purchases for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The second sub-paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 39 is modified to read as follows:

            o Purchases by a Retirement Plan qualified under section 401(a) or 401(k) of the Internal Revenue Code if the Retirement Plan has total plan assets of $500,000 or more;

4. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 39 are modified to read as follows:

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998.)
                                                                  [over]

5. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares- Class A Contingent Deferred Sales Charge" on page 40 is modified to read as follows:

      However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998.)

6. The paragraph entitled "Special Arrangements With Dealers" on page 40 is hereby deleted.





























May 15, 1998                                                  PS0705.001

                          OPPENHEIMER WORLD BOND FUND
                     Supplement dated May 15, 1998 to the
           Statement of Additional Information dated April 24, 1998

The Statement of Additional Information dated April 24, 1998 is changed as follows effective June 1, 1998:

1. The last sentence in the first paragraph on page 8 is revised as follows:

      Appendix A to the Prospectus dated April 24, 1998 contains a general description of securities ratings.

2. The second sentence of the fourth paragraph in the section entitled "How To Exchange Shares" on page 52 is revised to read as follows:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998.)













May 15, 1998                                                        PX0705.001